Preferred Stock (Details Narrative) - Series A Preferred Stock [Member] - Alan Blackman [Member]	Apr. 15, 2022	Dec. 31, 2021	Feb. 28, 2018	Feb. 18, 2018
IPO [Member]
Class of Stock [Line Items]
Ownership interest percentage	10.00%		10.00%
Director [Member]
Class of Stock [Line Items]
Ownership interest percentage		50.10%		50.10%
Director [Member] | IPO [Member]
Class of Stock [Line Items]
Ownership interest percentage	29.50%	29.50%